Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of Anti-dilutive Securities
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	As of September 30,
	2020	2019
Unvested restricted incentive shares and units	589,276	412,797
Share options	5,749,844	4,231,099
Total	6,339,120	4,643,896